CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income / (loss)	$ (32,057)	$ (52,895)	$ 3,819
Other comprehensive income (Actuarial gain)	12	51	26
Comprehensive income / (loss)	$ (32,045)	$ (52,844)	$ 3,845